Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series B Preferred Stock [Member]
Dividends per share (in dollars per share)	$ 1	$ 1	$ 1
Series C Preferred Stock [Member]
Dividends per share (in dollars per share)	$ 1.25	$ 1.25	$ 1.25